Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statements Of Operations [Abstract]
Merchant banking products and services	$ 249,581	$ 1,078,745	$ 1,580,935
Interest	973	3,056	4,237
Dividends	0	6	7
Other	23,481	49,850	43,921
Gross revenues	$ 274,035	$ 1,131,657	$ 1,629,100